Financial assets - Guarantees received (Details) - Financial assets at amortized cost, category - Financial instruments credit-impaired - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	€ 508,054	€ 465,016
Other guarantees	39,564	42,376
Total value of guarantees received	547,618	507,392
Nonperforming
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	17,848	18,232
Other guarantees	€ 3,095	€ 3,886